Cover Page Document	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	BLUE BIRD CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36267
Entity Tax Identification Number	46-3891989
Entity Address, Address Line One	3920 Arkwright Road
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Macon
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31210
City Area Code	478
Local Phone Number	822-2801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common stock, $0.0001 par value
Trading Symbol	BLBD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001589526
Amendment Flag	false